Average Annual Total Returns - Goldman Sachs ActiveBeta_R US Small Cap Equity ETF	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF 1 Year	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Since Inception	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Inception Date	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Return After Taxes on Distributions 1 Year	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Return After Taxes on Distributions Since Inception	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (reflects no deduction for fees or expenses) 1 Year	Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index (reflects no deduction for fees or expenses) Since Inception	Russell 2000® Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Index (reflects no deduction for fees or expenses) Since Inception
Total	15.80%	10.12%	Jun. 28, 2017	15.43%	10.01%	9.46%	8.02%	15.95%	10.27%	19.90%	11.22%